BASIS OF PREPARATION (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Mar. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 95,568	$ 3,900	$ 81,447	$ 77,958
Lease liabilities	$ 117,420	$ 15,500	$ 98,061